SHARE CAPITAL AND RESERVES (Tables)	12 Months Ended
Nov. 30, 2018
Disclosure of reserves within equity [abstract]
Schedule of authorized to issue of preferred shares
Preferred shares without par value	9,999,900
Series “A” preferred shares	1,000,000
Series “B” preferred shares	100
Series “C” preferred shares	1,000,000
Series “D” preferred shares	4,000,000
Series “E” preferred shares	4,000,000

20,000,000

Schedule of weighted average assumptions by Black-Scholes option-pricing model
	2018	2017	2016
Risk-free interest rate	2.09%	1.28%	-
Dividend yield	Nil	Nil	-
Expected life	0.94 years	5 years	-
Volatility	127%	120%	-
Weighted average fair value per option	$2.08	$2.40	-

Schedule of stock option transactions
	Number of	Weighted Average
	Stock Options	Exercise Price
		$
Balance, November 30, 2015 and 2016	-	-
Granted	240,000	3.75
Exercised	(20,000)	3.75
Balance, November 30, 2017	220,000	3.75
Cancelled – Plan of Arrangement	(220,000)	3.75
Granted	117,000	17.69 (US$13.30)

Balance, November 30, 2018	117,000	17.69 (US$13.30)

Schedule of summary of the share options outstanding and exercisable
Number of	Number of
Stock Options	Stock Options
Outstanding	Exercisable	Exercise Price	Expiry Date
		$
89,000	44,500	16.29 (US$12.25)	July 18, 2019
12,000	12,000	19.95 (US$15.00)	July 18, 2019
11,000	11,000	23.28 (US$17.50)	July 18, 2019
5,000	5,000	24.54 (US$18.45)	July 18, 2019
117,000	72,500

Schedule of weighted average assumptions used in the Black-Scholes option-pricing model for the valuation of the agents' warrants granted
2018
Risk-free interest rate	2.30%
Dividend yield	Nil
Expected life	2 years
Volatility	105%
Weighted average fair value per option	$3.10

Schedule of agents' warrant transactions
	Number of	Weighted Average
	Agents’ Warrants	Exercise Price

Balance, November 30, 2015, 2016, 2017	4,574	1.25
Issued	8,000	5.32 (US$4.00)
Exercised	(1,837)	1.25

Balance, November 30, 2018	10,737	4.28

Schedule of agents? warrants outstanding and exercisable
Number of Agent’s
Warrants	Exercise Price	Expiry Date
	$
2,737	1.25	August 18, 2019
8,000	5.32 (US$4.00)	October 15, 2020
10,737

Schedule of share purchase warrant transactions
	Number of
	Share Purchase	Weighted Average
	Warrants	Exercise Price
		$
Balance, November 30, 2015 and 2016	-	-
Issued	323,673	4.36
Exercised	(2,727)	3.75
Balance, November 30, 2017	320,946	4.36
Granted	800,000	6.65
Granted on anti-dilution clause	72,800	3.33(USD$2.50)
Exercised	(51,148)	3.01

Balance, November 30, 2018	1,142,598	5.96

Schedule of share purchase warrants outstanding and exercisable for warrants
Number of Share
Purchase Warrants	Exercise Price	Expiry Date
	$
31,504	3.75	March 14, 2022
24,208	3.75	April 6, 2022
82,043	3.00	August 30, 2020
72,800	3.33 (USD$2.50)	August 30, 2020
132,043	6.00	August 30, 2020
800,000	6.65 (USD$5.00)	October 15, 2021
1,142,598

Schedule of share purchase warrants outstanding and exercisable

A summary of the share purchase warrants outstanding and exercisable at November 30, 2017 is as follows:

Number of
Warrants	Exercise Price	Expiry Date
	$
32,652	3.75	March 14, 2022
24,208	3.75	April 6, 2022
132,043	3.00	August 30, 2020
132,043	6.00	August 30, 2020
320,946

A summary of the share purchase warrants outstanding and exercisable at November 30, 2018 is as follows:

Number of
Warrants	Exercise Price	Expiry Date
	$
31,504	3.75	March 14, 2022
24,208	3.75	April 6, 2022
82,043	3.00	August 30, 2020
132,043	6.00	August 30, 2020
269,798

Schedule of weighted average assumptions by Black-Scholes option-pricing model for the valuation of the derivative liability
2018
Risk-free interest rate	2.08%
Dividend yield	Nil
Expected life	2.25 years
Volatility	102%
Weighted average fair value per option	1.11